VIA EDGAR

July 25, 2016

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc. – S&P 500 Index Fund

File Nos. 002-91369 and 811-04041

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated July 1, 2016 for the S&P 500 Index Fund (Accession No. 0001193125-16-640187).

If you should have any questions concerning this matter, please feel free to telephone me at (203) 708-2726.

Sincerely yours,

/s/ JoonWon Choe

JoonWon Choe

Secretary

cc:	Goodwin Proctor LLP

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905